Expense Example	Apr. 30, 2026 USD ($)
Large Company Growth Portfolio | Large Company Growth Portfolio - Investment Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 132
Expense Example, with Redemption, 3 Years	416
Expense Example, with Redemption, 5 Years	722
Expense Example, with Redemption, 10 Years	1,588
Large Company Growth Portfolio | Large Company Growth Portfolio - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	522
Expense Example, with Redemption, 10 Years	1,225
Large Company Value Portfolio Series | Large Company Value Portfolio - Investment Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	1,568
Large Company Value Portfolio Series | Large Company Value Portfolio - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	566
Expense Example, with Redemption, 10 Years	1,257
Small Company Growth Portfolio Series | Small Company Growth Portfolio - Investment Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	556
Expense Example, with Redemption, 5 Years	1,001
Expense Example, with Redemption, 10 Years	2,236
Small Company Growth Portfolio Series | Small Company Growth Portfolio - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	492
Expense Example, with Redemption, 5 Years	897
Expense Example, with Redemption, 10 Years	2,028
Small Company Value Portfolio | Small Company Value Portfolio - Investment Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	567
Expense Example, with Redemption, 5 Years	1,022
Expense Example, with Redemption, 10 Years	2,285
Small Company Value Portfolio | Small Company Value Portfolio - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	492
Expense Example, with Redemption, 5 Years	897
Expense Example, with Redemption, 10 Years	2,028
Wilshire 5000 IndexSM Fund | Wilshire 5000 IndexSM Fund - Investment Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	313
Expense Example, with Redemption, 10 Years	701
Wilshire 5000 IndexSM Fund | Wilshire 5000 IndexSM Fund - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	109
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	431
Wilshire International Equity Fund | Wilshire International Equity Fund - Investment Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	529
Expense Example, with Redemption, 5 Years	930
Expense Example, with Redemption, 10 Years	2,052
Wilshire International Equity Fund | Wilshire International Equity Fund - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	431
Expense Example, with Redemption, 5 Years	756
Expense Example, with Redemption, 10 Years	1,677
Wilshire Income Opportunities Fund | Wilshire Income Opportunities Fund - Investment Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	414
Expense Example, with Redemption, 5 Years	733
Expense Example, with Redemption, 10 Years	1,637
Wilshire Income Opportunities Fund | Wilshire Income Opportunities Fund - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	319
Expense Example, with Redemption, 5 Years	565
Expense Example, with Redemption, 10 Years	$ 1,269